Consolidated Statement of Comprehensive Income - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023
Consolidated Statement of Income and Comprehensive Income [Abstract]
Net income (loss)	$ (181)	$ 2,881	$ 5,207	$ 7,768
Net change in unrealized gain/(loss) on financial assets at fair value through other comprehensive income
Change in unrealized gain/(loss)	141	(19)	438	391
Reclassification to earnings of net loss/(gain)	(7)	4	(16)	(10)
Changes in allowance for credit losses recognized in earnings	0	0	(1)	(1)
Income taxes relating to:
Change in unrealized gain/(loss)	(35)	11	(108)	(104)
Reclassification to earnings of net loss/(gain)	3	2	8	7
Net change in unrealized gain/(loss) on financial assets at fair value through other comprehensive income	102	(2)	321	283
Net change in unrealized foreign currency translation gain/(loss) on investments in foreign operations, net of hedging activities
Unrealized gain/(loss)	294	(2,984)	(531)	(3,507)
Reclassification to earnings of net loss/(gain)	0	13	0	11
Net gain/(loss) on hedges	(200)	1,656	266	1,744
Reclassification to earnings of net loss/(gain) on hedges	0	(17)	0	(15)
Income taxes relating to:
Net gain/(loss) on hedges	54	(461)	(78)	(770)
Reclassification to earnings of net loss/(gain) on hedges	0	(4)	0	(4)
Net change in unrealized foreign currency translation gain/(loss) on investments in foreign operations, net of hedging activities	148	(1,789)	(343)	(2,533)
Net change in gain/(loss) on derivatives designated as cash flow hedges
Change in gain/(loss)	2,729	(4,821)	2,487	(1,069)
Reclassification to earnings of loss/(gain)	(546)	2,884	648	1,821
Income taxes relating to:
Change in gain/(loss)	(747)	1,299	(687)	388
Reclassification to earnings of loss/(gain)	157	(825)	(173)	(503)
Net change in gain/(loss) on derivatives designated as cash flow hedges	1,593	(1,463)	2,275	637
Share of other comprehensive income (loss) from investment in Schwab	26	(224)	852	476
Remeasurement gain/(loss) on employee benefit plans
Gain/(loss)	323	(135)	66	(88)
Income taxes	(90)	38	(19)	8
Remeasurement gain/(loss) on employee benefit plans	233	(97)	47	(80)
Change in net unrealized gain/(loss) on equity securities designated at fair value through other comprehensive income
Change in net unrealized gain/(loss)	(60)	147	185	(10)
Income taxes	18	(29)	(47)	1
Change in net unrealized gain/(loss) on equity securities designated at fair value through other comprehensive income	(42)	118	138	(9)
Gain/(loss) from changes in fair value due to own credit risk on financial liabilities designated at fair value through profit or loss
Gain/(loss)	30	(18)	30	(146)
Income taxes	(8)	5	(8)	39
Gain/(loss) from changes in fair value due to own credit risk on financial liabilities designated at fair value through profit or loss	22	(13)	22	(107)
Total other comprehensive income (loss)	2,082	(3,470)	3,312	(1,333)
Total comprehensive income (loss)	1,901	(589)	8,519	6,435
Attributable to:
Common shareholders	1,832	(663)	8,186	6,068
Preferred shareholders and other equity instrument holders	$ 69	$ 74	$ 333	$ 367